Additional analysis of debt securities (Details) - USD ($) $ in Millions		Jun. 30, 2020	Dec. 31, 2019
Financial investments
Debt securities	[1]	$ 121,462	$ 134,570
Corporate bonds		63,454	74,500
Asia | Operating segments
Financial investments
Debt securities		82,145	74,710
Corporate bonds		34,335	29,875
US | Operating segments
Financial investments
Debt securities		39,015	58,528
Corporate bonds		29,112	44,623
US | Operating segments | Publicly traded and SEC rule 144A securities
Financial investments
Corporate bonds		21,215	34,781
US | Operating segments | Non-SEC Rule 144A securities
Financial investments
Corporate bonds		7,897	9,842
US | Operating segments | Available-for-sale
Financial investments
Debt securities		37,597	57,091
US | Operating segments | Fair value through profit or loss
Financial investments
Debt securities		1,418	1,437
Consolidated investment funds | Operating segments
Financial investments
Debt securities		18,463	$ 22,113
Consolidated investment funds | Asia | Operating segments
Financial investments
Debt securities		17,219
Consolidated investment funds | US | Operating segments
Financial investments
Debt securities		$ 1,244

[1]	Included within equity securities and holdings in collective investment schemes, debt securities and other investments are $265 million of lent securities as at 30 June 2020 (31 December 2019: $90 million).